Note 4 - The Merger	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Business Combination [Text Block]

NOTE 4: THE MERGER

On August 12, 2024, Private Firefly consummated the Merger. The Merger was treated as a reverse recapitalization, whereby Private Firefly was deemed to be the accounting acquirer, and the historical financial statement of Private Firefly became the historical financial statement of WaveDancer (renamed Firefly Neuroscience, Inc.) upon the closing of the Merger. Under this method of accounting, WaveDancer was treated as the acquiree and Private Firefly is treated as the acquirer for financial reporting purposes.

Accordingly, for accounting purposes, the Merger was treated as the equivalent of Private Firefly issuing stock for the net assets of WaveDancer, accompanied by a recapitalization. The net assets of WaveDancer were stated at carrying values, with no goodwill or other intangible assets recorded.

The following table reconciles the elements of the Merger to the consolidated statements of changes in shareholders’ equity for the year ended December 31, 2024:

Recapitalization
Net working capital assumed from WaveDancer	$(216)
Equipment	12
Effect of the Merger, net of transaction costs	$(204)

The net working capital assumed from WaveDancer included $137 related to a pre-existing relationship, which was settled upon the Merger. The following table details the number of shares of common stock issued following the consummation of the Merger:

Number of Shares
Shares of common stock owned by WaveDancer’s pre-Merger shareholders	802,142
Shares of common stock issued in exchange for Private Firefly shares of common stock	6,670,413
Total shares of common stock outstanding immediately after Merger	7,472,555

As of December 31, 2024, 55,784 shares of common stock owned by WaveDancer’s pre-Merger shareholders were in Company’s treasury.

In addition to the shares of common stock, WaveDancer’s shareholders retained:

–	113,522 employee stock options;
–	warrants exercisable for up to 76,098 shares of common stock of the combined entity.

As of December 31, 2024, all WaveDancer options expired. The consolidated assets, liabilities, and results of operations prior to the Merger are those of Private Firefly. In accordance with guidance applicable to these circumstances, the equity structure has been recast in all comparative periods up to the Closing to reflect the equity structure of the legal acquirer, WaveDancer. The shares and corresponding capital amounts and losses per share, prior to the Merger, have been retroactively restated based on shares reflecting the Exchange Ratio of 0.1040 established in the Merger.